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                           MFS(R) Managed Sectors Fund
                 MFS(R) Municipal Limited Maturity Fund
                            MFS(R) Cash Reserve Fund
                         MFS(R) Government Mortgage Fund
                       MFS(R) World Asset Allocation Fund
                       MFS(R) Alabama Municipal Bond Fund
                            MFS(R) New Discovery Fund
                       MFS(R) Arkansas Municipal Bond Fund
                 MFS(R) Research Growth and Income Fund
                  MFS(R) California Municipal Bond Fund
                            MFS(R) Equity Income Fund
                       MFS(R) Florida Municipal Bond Fund
                          MFS(R) Strategic Growth Fund
                       MFS(R) Georgia Municipal Bond Fund
                           MFS(R) Emerging Growth Fund
                       MFS(R) Maryland Municipal Bond Fund
                          MFS(R) Large Cap Growth Fund
                MFS(R) Massachusetts Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                 MFS(R) Mississippi Municipal Bond Fund
                             MFS(R) High Income Fund
                       MFS(R) New York Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                MFS(R) North Carolina Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                 MFS(R) Pennsylvania Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                MFS(R) South Carolina Municipal Bond Fund
                            MFS(R) Total Return Fund
                      MFS(R) Tennessee Municipal Bond Fund
                              MFS(R) Research Fund
                       MFS(R) Virginia Municipal Bond Fund
                         MFS(R) World Total Return Fund
                MFS(R) West Virginia Municipal Bond Fund
                              MFS(R) Utilities Fund
                          MFS(R) Municipal Income Fund
                            MFS(R) World Equity Fund
                        MFS(R) Union Standard Equity Fund
                          MFS(R) World Governments Fund
                        MFS(R) Growth Opportunities Fund
                                MFS(R) Value Fund
                        MFS(R) Government Securities Fund
                          MFS(R) Strategic Income Fund
               Massachusetts Investors Growth Stock Fund
                            MFS(R) World Growth Fund
                 MFS(R) Government Limited Maturity Fund
                                MFS(R) Bond Fund
                          Massachusetts Investors Trust
                          MFS(R) Limited Maturity Fund


                 Supplement to the Current Prospectus

         This supplement describes certain changes, effective November 1, 1997, to each Fund's Prospectus.

         1. For all Funds listed above except Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Municipal Bond Fund, MFS Municipal Limited Maturity Fund and MFS Cash Reserve Fund, Appendix A to the Prospectus, which describes waivers of sales charges, is amended to add a new waiver category under "II.
WAIVERS OF CLASS A SALES CHARGES" as follows:

               5. Purchases of at Least $5 Million (CDSC waiver only)

                  o Shares  acquired of Eligible  Funds (as defined  below) if the shareholder's investment equals or exceeds $5 million in one or more Eligible Funds (the "Initial Purchase") (this waiver applies to the shares acquired from the Initial Purchase and all shares of Eligible Funds subsequently acquired by the shareholder); provided that the dealer through which the Initial Purchase is made enters into an agreement with MFD to accept delayed payment of commissions with respect to the Initial Purchase and all subsequent investments by the shareholder in the Eligible Funds subject to such requirements as may be established from time to time by MFD (for a schedule of the amount of commissions paid by MFD to the dealer on such investments, see "Purchases - Class A Shares - Purchases subject to a CDSC" in the Prospectus). The Eligible Funds are all funds included in the MFS Family of Funds, except for Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Municipal Bond Fund, MFS Municipal Limited Maturity Fund, MFS Money Market Fund, MFS Government Money Market Fund and MFS Cash Reserve Fund.

         2. For all Funds listed above, the section of the Prospectus captioned "Purchases - Class A Shares - Waivers of Initial Sales Charge and CDSC" is restated in its entirety as follows:

                  Waivers  of  Initial   Sales  Charge  and  CDSC.   In  certain
              circumstances, the initial sales charge imposed upon purchases of Class A shares and the CDSC imposed upon redemptions of Class A shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class A shares is waived with respect to shares held by certain retirement plans qualified under
              Section 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), and subject to ERISA, where:

                                    (i)     the retirement plan
                    and/or sponsoring organization does not subscribe to the MFS Participant Recordkeeping System; and

                                    (ii) the retirement  plan and/or  sponsoring
                    organization demonstrates to the satisfaction of, and certifies to, the Shareholder Servicing Agent that the retirement plan has, at the time of certification or will have pursuant to a purchase order placed with the certification, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds and aggregate assets of at least $10 million;

                           provided, however, the CDSC will not be waived (i.e.,
              it will be imposed) (a) with respect to plans which establish an account with the Shareholder Servicing Agent on or after November 1, 1997, in the event that the plan makes a complete redemption of all of its shares in the MFS Funds, or (b) with respect to plans which established an account with the Shareholder Servicing Agent prior to November 1, 1997, in the event that there is a change in law or regulation which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with any other entity.

                     The date of this Supplement is November 1, 1997.